Securitization and Variable Interest Entities (VIEs) (Classification of the Consolidated VIEs' Assets and Liabilities) (Details)							12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Variable Interest, Held by Sponsor [Member] USD ($)	Mar. 31, 2011 Variable Interest, Held by Entity [Member] JPY (¥)	Mar. 31, 2010 Variable Interest, Held by Entity [Member] JPY (¥)
Cash and cash equivalents	$ 19,579,000,000	¥ 1,620,340,000,000	$ 12,333,000,000	¥ 1,020,647,000,000	¥ 613,566,000,000	¥ 507,236,000,000	$ 1,110,000,000	¥ 92,000,000,000	¥ 36,000,000,000
Equities	1,080,000,000	89,000,000,000		538,000,000,000			9,480,000,000	785,000,000,000	222,000,000,000
Debt securities	1,330,000,000	110,000,000,000		205,000,000,000			2,880,000,000	239,000,000,000	49,000,000,000
Mortgage and mortgage-backed securities	420,000,000	35,000,000,000		127,000,000,000			810,000,000	67,000,000,000	46,000,000,000
Investment trust funds and other							90,000,000	8,000,000,000	0
Derivatives							130,000,000	10,000,000,000	1,000,000,000
Private equity investments							10,000,000	1,000,000,000	1,000,000,000
Securities purchased under agreements to resell, fair value option	115,498,000,000	9,558,617,000,000		7,073,926,000,000			70,000,000	6,000,000,000	13,000,000,000
Office buildings, land, equipment and facilities							510,000,000	42,000,000,000	24,000,000,000
Other	6,869,000,000	568,493,000,000		598,746,000,000			1,030,000,000	84,000,000,000	55,000,000,000
Total							16,120,000,000	1,334,000,000,000	447,000,000,000
Debt securities							70,000,000	6,000,000,000	12,000,000,000
Derivatives							380,000,000	32,000,000,000	1,000,000,000
Securities sold under agreements to repurchase, fair value option	130,665,000,000	10,813,797,000,000		8,078,020,000,000			30,000,000	2,000,000,000	13,000,000,000
Short-term borrowings	14,102,000,000	1,167,077,000,000		1,301,664,000,000			30,000,000	2,000,000,000	2,000,000,000
Long-term borrowings	101,534,000,000	8,402,917,000,000		7,199,061,000,000			12,440,000,000	1,030,000,000,000	138,000,000,000
Other	6,673,000,000	552,316,000,000		494,983,000,000			60,000,000	5,000,000,000	5,000,000,000
Total							13,010,000,000	1,077,000,000,000	171,000,000,000
Aircrafts held by special purpose entities	360,000,000	30,000,000,000
Aircraft purchase deposits	$ 180,000,000	¥ 15,000,000,000